COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		1 Months Ended						12 Months Ended
	Nov. 14, 2012	Jul. 31, 2016	Jun. 30, 2016	Jan. 31, 2015	Feb. 28, 2014	Feb. 28, 2013	Nov. 30, 2012	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Gain (loss) on settlement								$ (13,067)
Final judgement against plaintiff issued by court								510,499
Chief Executive Officer [Member]
Loss Contingencies [Line Items]
Percentage to be received of first $2 million of revenue				5.00%
First revenue amount on which 5% is to be received				$ 2,000,000
Executive Chairman [Member]
Loss Contingencies [Line Items]
Annual base salary	$ 150,000
Stock Appreciation Rights (SARs) [Member] | Chief Financial Officer [Member]
Loss Contingencies [Line Items]
Immediately vested shares							200,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period							200,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period							200,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period							200,000
Employment agreement term							10 years
Options granted, exercise price							$ 0.45
Stock Appreciation Rights (SARs) [Member] | Chief Executive Officer And Chief Financial Officer And President And Chief Technology Officer [Member]
Loss Contingencies [Line Items]
Immediately vested shares							800,000
Vested shares upon generating $3,000,000 in revenue in any 12-month period							170,000
Vested shares upon generating $5,000,000 in revenue in any 12-month period							190,000
Vested shares upon generating $6,000,000 in revenue in any 12-month period							200,000
Cancelled options							250,000
Building [Member]
Loss Contingencies [Line Items]
Rent expense								118,392	116,004
Monthly rent payment					$ 4,000	$ 3,600
Lease terms						1 year
Settlement Agreement With Employment Practices Insurance Company [Member]
Loss Contingencies [Line Items]
Gain (loss) on settlement			$ 300,000
Litigation amount			$ 300,000
Case Brought By Former Employee [Member]
Loss Contingencies [Line Items]
Gain (loss) on settlement		$ 320,631						$ 56,956
Litigation amount		$ 250,000
Number of shares callable by warrants		250,000
Exercise price of warrants		$ 0.37
Volatility		104.54%
Expected term		5 years
Risk free rate		1.01%
Fair value of Warrants		$ 70,631
Settlement Agreement [Member] | Former Executive Chairman [Member]
Loss Contingencies [Line Items]
Gain (loss) on settlement									412,867
Financing to facilitate									25,000,000
Annual base salary									$ 800,000
RSUs that executive is entitled to									800,000
Restricted stock									200,000
Cash payments									$ 315,000
Auto allowance									$ 28,800